Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income (Detail) - ARS ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Balances at the beginning of the year		$ 149,293,492	$ 169,352,598
Net change on revaluation of hedging instruments	[1]		(54,402,733)	$ 56,310,034
Ending balance		250,444,714	149,293,492	169,352,598
Cash flow hedging reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balances at the beginning of the year			54,402,733	(1,907,301)
Net change on revaluation of hedging instruments			(8,341,700)	84,945,905
Income tax related to gains/losses recognized in other comprehensive income			2,919,595	(29,731,067)
Amounts reclassified to (profit) or loss			(75,354,812)	1,684,882
Income tax related to amounts reclassified to profit or loss			26,374,184	(589,686)
Ending balance				54,402,733
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balances at the beginning of the year		149,293,492	114,949,865	61,788,958
Exchange differences of the year attributable to the owners of the Company		101,151,222	34,343,627	53,160,907
Ending balance		$ 250,444,714	$ 149,293,492	$ 114,949,865

[1]	Net of income tax effect (Note 24).